Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash
Prepaid expenses and other		9,339	81,223
Due from Sponsor		36,503
Total current assets		45,842	81,223
Cash and Investments held in Trust Account		6,668,522	19,901,169
TOTAL ASSETS		6,714,364	19,982,392
CURRENT LIABILITIES
Accounts payable		1,030,615	152,005
Loan and Transfer notes payable		465,722	12,384
Subscription Agreement loan		13,760,771
Other current liabilities		358,939	238,939
Total current liabilities		15,616,047	403,328
TOTAL LIABILITIES		15,616,047	403,328
COMMITMENTS AND CONTINGENCIES (Note 9)
REDEEMABLE ORDINARY SHARES
Class A ordinary shares subject to possible redemption at redemption value, $0.0001 par value, 577,644 and 1,803,729 shares at redemption value of $11.54 and $ 11.03 per share on December 31, 2024 and 2023, respectively		6,668,522	19,901,169
SHAREHOLDERS’ DEFICIT
Preference shares; $0.0001 par value,10,000,000 shares authorized, none issued or outstanding
Additional paid-in capital		8,802,978	10,964,930
Accumulated deficit		(24,373,902)	(11,287,754)
Total shareholders’ deficit		(15,570,205)	(322,105)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		6,714,364	19,982,392
Aspire Biopharma Inc [Member]
CURRENT ASSETS
Cash		3,633	11,174
Prepaid Expenses		144,356	35,000
Subscriptions Receivable
Total current assets		147,989	46,174
TOTAL ASSETS		147,989	46,174
CURRENT LIABILITIES
Accounts payable		310,219	172,773
Loan and Transfer notes payable		1,266,832	360,636
Other current liabilities		111,026	626
Total current liabilities		1,688,077	534,035
TOTAL LIABILITIES		1,688,077	534,035
SHAREHOLDERS’ DEFICIT
Class A common stock; $0.0001 par value; 490,000,000 shares authorized; 49,525,970 and 27,601,767 issued and outstanding at June 30, 2025 and December 31, 2024, respectively		22,000	22,000
Additional paid-in capital		1,215,113	957,500
Accumulated deficit		(2,777,233)	(1,467,361)
Total shareholders’ deficit		(1,540,088)	(487,861)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		147,989	46,174
Parent Company [Member]
CURRENT ASSETS
Cash	$ 206,233	3,633
Prepaid expenses and other	783,189	144,356
Total current assets	989,422	147,989
TOTAL ASSETS	989,422	147,989
CURRENT LIABILITIES
Accounts payable	1,351,639	310,219
Accrued expenses	378,181
Subscription Agreement loan	2,025,344
Convertible Note	3,617,508
Loan and Transfer notes payable	499,214
Other current liabilities		111,026
Notes payable – related party	1,331,356	1,266,832
Total current liabilities	10,556,922	1,688,077
Forward purchase agreement liability	49,285
TOTAL LIABILITIES	10,606,207	1,688,077
COMMITMENTS AND CONTINGENCIES (Note 9)
SHAREHOLDERS’ DEFICIT
Preference shares; $0.0001 par value,10,000,000 shares authorized, none issued or outstanding
Class A common stock; $0.0001 par value; 490,000,000 shares authorized; 49,525,970 and 27,601,767 issued and outstanding at June 30, 2025 and December 31, 2024, respectively	4,953	2,760
Additional paid-in capital	11,078,116	1,234,385
Accumulated deficit	(20,699,854)	(2,777,233)
Total shareholders’ deficit	(9,616,785)	(1,540,088)	(487,861)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	989,422	147,989
Parent Company [Member] | Affiliates [Member]
CURRENT LIABILITIES
Other current liabilities	353,679
Parent Company [Member] | Related Party [Member]
CURRENT LIABILITIES
Notes payable – related party	1,331,357	1,266,832
Promissory note fee – related party	$ 1,000,000
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Class A common stock; $0.0001 par value; 490,000,000 shares authorized; 49,525,970 and 27,601,767 issued and outstanding at June 30, 2025 and December 31, 2024, respectively		719	719
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Class A common stock; $0.0001 par value; 490,000,000 shares authorized; 49,525,970 and 27,601,767 issued and outstanding at June 30, 2025 and December 31, 2024, respectively
Series A Preferred Stock [Member] | Aspire Biopharma Inc [Member]
SHAREHOLDERS’ DEFICIT
Preference shares; $0.0001 par value,10,000,000 shares authorized, none issued or outstanding		$ 32